Series J Preferred Stock - Additional Information (Detail) - Entity [Domain] $ / shares in Units, $ in Thousands	Jun. 05, 2015 USD ($) $ / shares shares	Aug. 18, 2011 USD ($) $ / shares shares	May. 02, 2015 $ / shares	May. 03, 2014 $ / shares	Apr. 08, 2014	Aug. 29, 2011
Preferred Stock [Line Items]
Common stock, par value			$ 0.001	$ 0.001
Series J Preferred Stock | Subsequent Event
Preferred Stock [Line Items]
Common stock, par value	$ 0.001
Number of preferred stock converted into common shares | shares	103,995
Conversion of preferred stock into common shares | shares	6,117,347
Aggregate cash payment to the Serires J Holders | $	$ 8,104
Stock conversion, conversion ratio	58.8235
Private Placement
Preferred Stock [Line Items]
Ownership percentage of initial investment					10.00%
Private Placement | Series J Preferred Stock
Preferred Stock [Line Items]
Preferred Stock, shares issued | shares		204,000
Preferred Stock, par value		$ 0.001
Aggregate purchase price of Preferred Stock | $		$ 204,000
Preferred Stock, convertible percentage of common stock outstanding						16.60%
Preferred Stock, initial conversion price		$ 17.00
Preferred Stock, initial dividend rate		7.75%